Tax Status	12 Months Ended
Dec. 31, 2025
401(k) Retirement Savings Plan
Tax Status
Tax Status

Note 5 – Tax Status

The underlying pre-approved plan has received an opinion letter from the Internal Revenue Service (IRS) dated June 30, 2020 stating that the written form of the underlying pre-approved document is qualified under Section 401 of the Code. Any employer adopting this form of the plan will be considered to have a plan qualified under Section 401 of the Code, and, therefore, the related trust is tax-exempt. Once qualified, the Plan is required to operate in conformity with the Code to maintain its qualified status. The plan administrator believes the Plan is being operated in compliance with the applicable requirements of the Code and, therefore, believes the Plan is qualified and the related trust is tax exempt.

Under accounting principles generally accepted in the United States, Plan management is required to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025 and 2024, there are no uncertain positions taken or expected to be taken that would require recognition of a liability or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.